Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents
Cash and Cash Equivalents

Note 7.  Cash and Cash Equivalents

	December 31,	December 31,
	2023	2024

	(in thousands)
Cash, demand deposits and checking accounts	$182,049	214,048
Time deposits with less than three months maturity date	9,700	4,100
	$191,749	218,148

Refer to Note 23 and Note 24 for the disclosure of credit risk, currency risk and sensitivity analysis of the financial assets and liabilities of the Company.

As of December 31, 2023 and 2024, no cash and cash equivalents were pledged with banks as collaterals.